Supplement dated October 19, 2009
                    To the Prospectus of Matthews Asia Funds
                              Dated April 29, 2009


FOR INVESTORS IN THE MATTHEWS JAPAN FUND:

This change is effective immediately.

The following supplements the Portfolio Managers section on page 38 and the "Management of the Funds - Portfolio Managers" section on page 56 with respect to the Matthews Japan Fund only:

     Taizo Ishida is now the sole Portfolio Manager assigned to the Matthews Japan Fund.


Matthews Asia Funds are distributed by PFPC Distributors, Inc.      ST010_101909








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                        Supplement dated October 19, 2009
        To the Statement of Additional Information of Matthews Asia Funds
                              Dated April 29, 2009


FOR INVESTORS IN THE MATTHEWS JAPAN FUND:

This change is effective immediately.

The following supplements the Portfolio Managers section on pages 47-51 with respect to the Matthews Japan Fund only:

     Taizo Ishida is now the sole Portfolio Manager assigned to the Matthews Japan Fund.


Matthews Asia Funds are distributed by PFPC Distributors, Inc.      ST011_101909